Basis of preparation	6 Months Ended
Jun. 30, 2019
Basis of preparation
Basis of preparation

1. Basis of preparation

The Group condensed consolidated financial statements have been prepared in accordance with the Disclosure and Transparency Rules of the Financial Conduct Authority and IAS 34 ‘Interim Financial Reporting’. They should be read in conjunction with RBS’s 2018 Annual Report on Form 20-F which were prepared in accordance with International Financial Reporting Standards issued by the International Accounting Standards Board (IASB) and interpretations issued by the IFRS Interpretations Committee of the IASB as adopted by the European Union (EU) (together IFRS).

Going concern

The Group’s business activities and financial position, and the factors likely to affect its future development and performance are discussed on pages 1 to 53. The risk factors which could materially affect the Group’s future results are described on pages 54 and 55.

Having reviewed the Group’s forecasts, projections and other relevant evidence, the directors have a reasonable expectation that the Group will continue in operational existence for the foreseeable future. Accordingly, the results for the half year ended 30 June 2019 have been prepared on a going concern basis.

Re-segmentation

Effective from 1 January 2019, Business Banking has been transferred from UK Personal and Business Banking (UK PBB) to Commercial Banking as the nature of the business, including distribution channels, products and customers, are more closely aligned to the Commercial Banking business. Concurrent with the transfer, UK PBB has been renamed UK Personal Banking (UK PB) and the previous franchise combining UK PBB (now UK PB) and Ulster Bank RoI has been renamed Personal & Ulster. Comparatives have been re-stated or represented. Refer to Note 4, Segmental analysis and the disclosures in the Capital and risk management section, as marked, where the impact is reflected. Refer to the Form 6-K filed on 30 April 2019 which provides details of the re-stated comparatives.